Related Party Transactions (Details 2) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Sales to related parties		$ 1,940,811
Purchase from a relate party		5,843,564
Zhongrong Honghe Eco Construction Materials Co., Ltd [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	567,812
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[2]	233,559
Reto International Trading Co. Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties		1,139,440
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from a relate party		$ 5,843,564

[1]	Zhongrong Honghe Eco Construction Materials Co., Ltd. is an entity controlled by the CEO's wife.
[2]	Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. is an entity controlled by the CEO's wife.